UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

              REPORT FOR THE CALENDAR QUARTER ENDED MARCH 31, 2002

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                          [ ] is a restatement
                          [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:  450 SEVENTH AVENUE - SUITE 509,  NEW YORK ,  NEW YORK  10123

FORM 13F FILE NUMBER:  28-7006

================================================================================

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:    JOSHUA H. LANDES
TITLE:   MEMBER, GENERAL PARTNER
PHONE:   (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING

/s/ Joshua H. Landes
---------------------
New York, New York
May 9, 2002

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:

Number of Other Managers:                   1


Form 13F Information Table Entry Total:     87
                                            --


Form 13F Information Table Value Total:     $ 163,835,000
                                            -------------

List of Other Included Managers:

                                        No.  1:
                                        ------
                                            Name:  Wynnefield Capital, Inc.
                                            Form   13F File Number:  28 - 7006

                           FORM 13F INFORMATION TABLE
                            ------------------------


                                                                  (SEC USE ONLY)

Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.


Column 1:                 Column 2:  Column 3:    Column 4:
                                                                   Shares or
                          Title of   CUSIP        Fair Market      Principal
Name of Issuer            Class      Number       Value            Amount
--------------            -----      ------       -----            ------
                                                  (in thousands)

ADE Corp. Mass            COM        00089C107    1,621            106,150
Alltrista Corp.           COM        020040101    1,160            42,100
Ampal American Israel     CL A       032015109    836              200,054
Corp.
Avalon Holdings Corp.     CL A       05343P109    34               11,700
Avenue A Inc.             COM        053566105    945              300,000
Bally Total Fitness       COM        05873K108    5,488            250,000
Holding Corp.
Barrett Business          COM        068463108    1,874            506,400
Services Inc.
Be Free Inc.              COM        073308108    1,485            900,000
Blair Corp.               COM        092828102    184              10,000
Bristol Myers Squibb Co.  COM        110122108    2,025            50,000


TOTAL                                             $ 15,652         2,376,404
                                                  ========         =========


                          Column 5:             Column 6:     Column 7:        Column 8:

Name of Issuer            SH/PRN     Put/Call   Investment    Other Managers   Voting Authority
--------------            ------     --------   ----------    --------------   ----------------
                                                                               Sole      Shared     None
                                                                               ----      ------     ----

ADE Corp. Mass            SH                    SOLE          Filer + No. 1    SOLE
Alltrista Corp.           SH                    SOLE          Filer + No. 1    SOLE
Ampal American Israel     SH                    SOLE          Filer + No. 1    SOLE
Corp.
Avalon Holdings Corp.     SH                    SOLE          Filer + No. 1    SOLE
Avenue A Inc.             SH                    SOLE          Filer + No. 1    SOLE
Bally Total Fitness       SH                    SOLE          Filer + No. 1    SOLE
Holding Corp.
Barrett Business          SH                    SOLE          Filer + No. 1    SOLE
Services Inc.
Be Free Inc.              SH                    SOLE          Filer + No. 1    SOLE
Blair Corp.               SH                    SOLE          Filer + No. 1    SOLE
Bristol Myers Squibb Co.  SH                    SOLE          Filer + No. 1    SOLE


PAGE>


Column 1:                Column 2:     Column 3:   Column 4:
                                                                     Shares or
                         Title of      CUSIP       Fair Market       Principal
Name of Issuer           Class         Number      Value             Amount
--------------           -----         ------      -----             ------
                                                   (in thousands)


CTB Intl. Corp.          COM           125960104   10,856            723,701
CTN Media Group Inc.     COM           12643W107   78                236,200
Cadiz Inc.               COM           127537108   1,748             200,000
Cagles Inc.              CL A          127703166   792               89,500
Cal Maine Foods Inc.     COM NEW       128030202   151               41,700
Cherokee Inc. DEL        COM           16444H102   5,840             400,000
Chronimed Inc.           COM           171164106   1,156             172,600
Columbus McKinnon        COM           199333105   2,346             189,200
Corp. NY
Crown Group Inc.         COM           228359105   781               80,100
Cybersource Corp.        COM           23251J106   290               135,000
Dwyer Group Inc.         COM           267455103   59                15,000
Eldertrust               COM SH BEN    284560109   1,067             135,000
                         INT
Envirogen Inc.           COM NEW       294040308   261               179,000
First Aviation Svcs      COM           31865W108   9,594             2,085,692
Inc.
First UN Real Estate     SH BEN INT    337400105   574               242,000
Equity and Management
Investments
Five Star Quality        COM           3382D106    915               125,000
Care, Inc.
Flowers Foods Inc.       COM           343498101   620               24,350
Foster L B Co.           COM           350060109   2,094             365,500
Frozen Food Express      COM           359360104   1,291             546,980
Inds Inc.
GP Strategies Corp.      COM           36225V104   233               59,700
G-III Apparel Group      COM           36237H101   2,401             307,432
Ltd.
Gemstar-TV Guide Intl.   COM           36866W106   1,784             120,600
Inc.
Gold Fields Ltd. New     SPONSORED     38059T106   1,563             150,000
                         ADR

TOTAL                                              $ 46,494          6,624,255
                                                   ========          =========
(TABLE CONT'D)
                              Column 5:                 Column 6:     Column 7:       Column 8:

                                                        Investment
Name of Issuer                SH/PRN     Put/Call       discretion    Other Managers  Voting Authority
--------------                ------     --------       ----------    --------------  ----------------
                                                                                      Sole      Shared   None
                                                                                      ----      ------   ----

CTB Intl. Corp.               SH                        SOLE          Filer + No. 1   SOLE
CTN Media Group Inc.          SH                        SOLE          Filer + No. 1   SOLE
Cadiz Inc.                    SH                        SOLE          Filer + No. 1   SOLE
Cagles Inc.                   SH                        SOLE          Filer + No. 1   SOLE
Cal Maine Foods Inc.
Cherokee Inc. DEL             SH                        SOLE          Filer + No. 1   SOLE
Chronimed Inc.                SH                        SOLE          Filer + No. 1   SOLE
Columbus McKinnon
Corp. NY                      SH                        SOLE          Filer + No. 1   SOLE
Crown Group Inc.              SH                        SOLE          Filer + No. 1   SOLE
Cybersource Corp.             SH                        SOLE          Filer + No. 1   SOLE
Dwyer Group Inc.              SH                        SOLE          Filer + No. 1   SOLE
Eldertrust                    SH                        SOLE          Filer + No. 1   SOLE
Envirogen Inc.                SH                        SOLE          Filer + No. 1   SOLE
First Aviation Svcs Inc.      SH                        SOLE          Filer + No. 1   SOLE
First UN Real Estate
Equity and Management
Investments                   SH                        SOLE          Filer + No. 1   SOLE
Five Star Quality
Care, Inc.                    SH                        SOLE          Filer + No. 1   SOLE
Flowers Foods Inc.            SH                        SOLE          Filer + No. 1   SOLE
Foster L B Co.                SH                        SOLE          Filer + No. 1   SOLE
Frozen Food Express
Inds Inc.                     SH                        SOLE          Filer + No. 1   SOLE
GP Strategies Corp.           SH                        SOLE          Filer + No. 1   SOLE
G-III Apparel Group Ltd.      SH                        SOLE          Filer + No. 1   SOLE
Gemstar-TV Guide Intl. Inc.   SH                        SOLE          Filer + No. 1   SOLE
Gold Fields Ltd. New          SH                        SOLE          Filer + No. 1   SOLE


     Column 1:            Column 2:  Column 3:    Column 4:

                          Title of   CUSIP        Fair Market      Shares or
Name of Issuer            Class      Number       Value            Principal Amount
--------------            -----      ------       -----            ----------------
                                                  (in thousands)

Griffon Corp.             COM        398433102    1,269            75,750
Herbalife Intl Inc.       CL B       426908307    1,365            100,000
ICO Holdings Inc.         COM        449293109    1,509            1,062,843
Keystone Automotive       COM        49338N109    968              56,900
Industries Inc.
LabOne, Inc.              COM        50540L105    4,974            290,000
Ladish Inc.               COM NEW    505754200    1,127            103,450
Layne Christensen Co.     COM        521050104    7,007            765,000
Liquid Audio Inc.         COM        53631T102    88               38,820
MTR Gaming Group, Inc.    COM        553769100    4,984            323,400
Marisa Christina Inc.     COM        570268102    73               52,600
Marten Trans Ltd.         COM        573075108    925              51,400
Middleby Corp.            COM        596278101    924              146,400
Monro Muffler Brake Inc.  COM        610236101    6,416            375,200
Morton Industrial Group   CL A       619328107    79               113,010
Niagara Corp.             COM        653349100    918              507,119


TOTAL                                             $ 32,626         4,061,892
                                                  ========         =========

(TABLE CONT'D)

     Column 1:            Column 5:             Column 6:     Column 7:           Column 8:

                                                Investment
Name of Issuer            SH/PRN     Put/Call   discretion    Other managers      Voting Authority
--------------            ------     --------   ----------    --------------      ----------------


Griffon Corp.             SH                    SOLE          Filer + No. 1       SOLE
Herbalife Intl Inc.       SH                    SOLE          Filer + No. 1       SOLE
ICO Holdings Inc.         SH                    SOLE          Filer + No. 1       SOLE
Keystone Automotive       SH                    SOLE          Filer + No. 1       SOLE
Industries Inc.
LabOne, Inc.              SH                    SOLE          Filer + No. 1       SOLE
Ladish Inc.               SH                    SOLE          Filer + No. 1       SOLE
Layne Christensen Co.     SH                    SOLE          Filer + No. 1       SOLE
Liquid Audio Inc.         SH                    SOLE          Filer + No. 1       SOLE
MTR Gaming Group, Inc.    SH                    SOLE          Filer + No. 1       SOLE
Marisa Christina Inc.     SH                    SOLE          Filer + No. 1       SOLE
Marten Trans Ltd.         SH                    SOLE          Filer + No. 1       SOLE
Middleby Corp.            SH                    SOLE          Filer + No. 1       SOLE
Monro Muffler Brake Inc.  SH                    SOLE          Filer + No. 1       SOLE
Morton Industrial Group   SH                    SOLE          Filer + No. 1       SOLE
Niagara Corp.             SH                    SOLE          Filer + No. 1       SOLE



Column 1:                 Column 2:  Column 3:    Column 4:

                          Title of   CUSIP        Fair Market       Shares or
Name of Issuer            Class      Number       Value             Principal Amount
--------------            -----      ------       -----             ----------------
                                                  (in thousands)

Norfolk Southern Corp.    COM        655844108    285               11,900
Nuance Communications,    COM        669967101    1,876             275,000
Inc.
OPTI Inc.                 COM        683960108    69                50,000
Opticare Health Systems   COM        68386P105    45                343,005
Inc.
PC-Tel Inc.               COM        69325Q105    1,384             160,000
PHSB Financial Corp.      COM        69335T107    134               10,000
PMR Corp.                 COM        693451106    48                21,600
PSB Bancorp. Inc.         COM        693604100    73                10,000
PTek Holdings, Inc.       COM        69366M104    1,226             302,000
Packaged Ice Inc.         COM        695148106    214               200,000
Perry Ellis               COM        288853104    792               87,500
International Inc.
Petroquest Energy Inc.    COM        716748108    69                12,100
Phoenix Gold              COM        719068108    591               415,950
International Inc.
Pinnacle Entertainment    COM        723456109    3,385             420,000
Inc.
Price Legacy Corp.        COM        74144P106    1,041             325,333
Pricesmart Inc.           COM        741511109    12,342            338,600
Prima Energy Corp         COM        741901201    971               39,000
Range Res Corp.           COM        75281A109    2,595             500,000
Royal Olympic Cruise      COM        V7780Z109    881               370,000
Lines Inc.
SOS Staffing Services     COM        78462X104    519               590,000
Inc.
Scheid Vineyards Inc.     CL A       806403101    397               113,000
Sequa Corporation         CL A       817320104    2,699             51,700
Sequa Corporation         CL B       817320203    431               7,300

TOTAL                                             $ 32,067          4,653,988
                                                  ========          =========

(TABLE CONT'D)

Column 1:                 Column 5:            Column 6:     Column 7:        Column 8:

                                               Investment
Name of Issuer            SH/PRN     Put/Call  discretion    Other Managers   Voting Authority
--------------            ------     --------  ----------    --------------   ----------------

                                                                              Sole      Shared     None
                                                                              ----      ------     ----
Norfolk Southern Corp.    SH                   SOLE          Filer + No. 1    SOLE
Nuance Communications,    SH                   SOLE          Filer + No. 1    SOLE
Inc.
OPTI Inc.                 SH                   SOLE          Filer + No. 1    SOLE
Opticare Health Systems   SH                   SOLE          Filer + No. 1    SOLE
Inc.
PC-Tel Inc.               SH                   SOLE          Filer + No. 1    SOLE
PHSB Financial Corp.      SH                   SOLE          Filer + No. 1    SOLE
PMR Corp.                 SH                   SOLE          Filer + No. 1    SOLE
PSB Bancorp. Inc.         SH                   SOLE          Filer + No. 1    SOLE
PTek Holdings, Inc.       SH                   SOLE          Filer + No. 1    SOLE
Packaged Ice Inc.         SH                   SOLE          Filer + No. 1    SOLE
Perry Ellis               SH                   SOLE          Filer + No. 1    SOLE
International Inc.
Petroquest Energy Inc.    SH                   SOLE          Filer + No. 1    SOLE
Phoenix Gold              SH                   SOLE          Filer + No. 1    SOLE
International Inc.
Pinnacle Entertainment    SH                   SOLE          Filer + No. 1    SOLE
Inc.
Price Legacy Corp.        SH                   SOLE          Filer + No. 1    SOLE
Pricesmart Inc.           SH                   SOLE          Filer + No. 1    SOLE
Prima Energy Corp         SH                   SOLE          Filer + No. 1    SOLE
Range Res Corp.           SH                   SOLE          Filer + No. 1    SOLE
Royal Olympic Cruise      SH                   SOLE          Filer + No. 1    SOLE
Lines Inc.
SOS Staffing Services     SH                   SOLE          Filer + No. 1    SOLE
Inc.
Scheid Vineyards Inc.     SH                   SOLE          Filer + No. 1    SOLE
Sequa Corporation         SH                   SOLE          Filer + No. 1    SOLE
Sequa Corporation         SH                   SOLE          Filer + No. 1    SOLE



Column 1:                 Column 2:  Column 3:    Column 4:

                          Title of   CUSIP        Fair Market      Shares or
Name of Issuer            Class      Number       Value            Principal Amount
--------------            -----      ------       -----            ----------------
                                                  (in thousands)

Southern UN Co.           COM        844030106    702              38,300
Stamps.com, Inc.          COM        852857101    932              210,000
Supervalu Inc.            COM        868536103    2,327            90,200
Sylvan Inc.               COM        871371100    12,239           1,068,886
Syntellect Inc.           COM        87161L105    1,003            600,800
Tasty Baking Co.          COM        876553306    4,163            230,000
Tyson Foods, Inc.         CL A       902494103    1,206            96,668
U.S. Home & Garden Inc.   COM        902939107    47               121,000
U.S. Liquids Inc.         COM        902974104    534              159,400
Valueclick Inc.           COM        92046N102    264              100,000
Ventas Inc.               COM        92276F100    3,858            305,000
Vicinity Corp.            COM        925653107    210              100,000
Wellsford Real            COM NEW    950240200    1,407            70,000
Properties Inc.
Westmoreland Coal Co.     PFD DP A   960878304    3,254            98,600
                          CV1/4

World Airways, Inc.       COM        98142H105    32               40,000
World Wrestling           CL A       98156Q108    4,818            330,000
Federation
Entertainment Inc.

TOTAL                                             $  36,996         3,658,854
                                                  =========        ==========
GRAND TOTAL                                       $ 163,835        21,375,393
                                                  =========        ==========


(TABLE CONT'D)


Column 1:                 Column 5:             Column 6:     Column 7:        Column 8:

                                                Investment
Name of Issuer            SH/PRN     Put/Call   discretion    Other Managers   Voting Authority
--------------            ------     --------   ----------    --------------   ----------------

                                                                               Sole      Shared     None
                                                                               ----      ------     ----
Southern UN Co.           SH                    SOLE          Filer + No. 1    SOLE
Stamps.com, Inc.          SH                    SOLE          Filer + No. 1    SOLE
Supervalu Inc.            SH                    SOLE          Filer + No. 1    SOLE
Sylvan Inc.               SH                    SOLE          Filer + No. 1    SOLE
Syntellect Inc.           SH                    SOLE          Filer + No. 1    SOLE
Tasty Baking Co.          SH                    SOLE          Filer + No. 1    SOLE
Tyson Foods, Inc.         SH                    SOLE          Filer + No. 1    SOLE
U.S. Home & Garden Inc.   SH                    SOLE          Filer + No. 1    SOLE
U.S. Liquids Inc.         SH                    SOLE          Filer + No. 1    SOLE
Valueclick Inc.           SH                    SOLE          Filer + No. 1    SOLE
Ventas Inc.               SH                    SOLE          Filer + No. 1    SOLE
Vicinity Corp.            SH                    SOLE          Filer + No. 1    SOLE
Wellsford Real            SH                    SOLE          Filer + No. 1    SOLE
Properties Inc.
Westmoreland Coal Co.     SH                    SOLE          Filer + No. 1    SOLE
World Airways, Inc.       SH                    SOLE          Filer + No. 1    SOLE
World Wrestling           SH                    SOLE          Filer + No. 1    SOLE
Federation
Entertainment Inc.
